Long-Term Investments	12 Months Ended
Mar. 31, 2023
Long-term Investments and Receivables, Net [Abstract]
Long-term investments
11.	Long-term investments
The Company’s long-term investments consist of the following:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Equity method investments	6,783	7,494
Available-for-sale investments	74,866	68,011
Equity securities with readily determinable fair values	670	102

Total	82,319	75,607

Equity method investments
The Company applies equity method in accounting for its investments in entities in which the Company has the ability to exercise significant influence but does not have control. As of March 31, 2022 and 2023, the carrying value of the equity method investments were RMB6.8 million and RMB7.5 million respectively, the change of which primarily relates to the equity gain recognized and the following investments which were accounted for as equity method investment:
In April 2019, the Company invested in Jiangsu Nanjing Agricultural University Animal Pharmaceutical Co., Ltd. (“Nanjing Animal Pharmaceutical”) to purchase 8.42% equity interest with total cash consideration of RMB2.5 million. As the Company is able to exercise significant influence through its entitlement to appoint one director, the Company therefore accounts for this investment under the equity method of accounting. In December 2022, the Company disposed all of its equity interest in Nanjing Animal Pharmaceutical with a total cash consideration of RMB
3 million. Accordingly, the Company recognized an investment gain of RMB0.54 million in other gains, net.
The Company had 24.6
% equity interests in Wuhan Chunzhijin Information Technology Co., Ltd. (“Chunzhijin”), which was accounted using equity method. The Company also provided loan to Chunzhijin (Note 28). In March 2023, the Company further invested in Chunzhijin to purchase
13.3% of the equity interest by waiving a loan receivable of RMB 3.4 million from Chunzhijin. After this transaction, together with the previously held equity interest in Chunzhijin, the total equity interest held by the Company increased to 34.65%. The Company continues to have significant influence over Chunzhijin and accounts for this investment under equity method.

Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2022:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value
Unlisted debt securities	76,000	—	(1,134)	—	74,866

The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2023:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value
Unlisted debt securities	76,000	—	(7,561)	(428)	68,011

The Company held 6.2% shareholding of Qingdao Shuangan Biotechnology Co., Ltd (“Qingdao Shuangan”). According to the investment agreement, the Company is entitled to redemption right after 48 months from the investment closing date. In April 2022, the Company transferred 0.31% shareholding of Qingdao Shuangan to a third-party investor with a cash consideration of RMB0.8 million. The Company recognized a RMB0.37 million investment gain in other gains, net. After the completion of the transaction, the shareholding of Qingdao Shuangan held by the Company was 5.9%. As of March 31, 2022 and 2023, based on the valuation results, the Company re-measured
the investment in Qingdao Shuangan at fair value of RMB17.8 million and RMB12.8 million, respectively. For the years ended March 31, 2021, 2022 and 2023, the unrealized securities holding gains/(losses) (net of tax) of RMB0.02 million, RMB
0.34 million and RMB(1.14) million was recorded as other comprehensive income, respectively.
In October 2019, the Company purchased 23.64% shareholding of Beijing Petdog Technology Development Co., Ltd. (“Beijing Petdog”) with a cash consideration of RMB50 million. According to the investment agreement, the Company is entitled to redemption right after 60 months from the investment closing date. As of March 31, 2021, 2022 and 2023, based on the valuation results, the Company re-measured the investment at fair value of RMB
40.1 million and RMB33.7
 million, respectively. For year ended March 31, 2022 and 2023, the unrealized securities holding gains/(losses) (net of tax) of RMB0.75 million, RMB(10.4) million and RMB(6.4) million was recorded as other comprehensive income/(loss), respectively.
In July and November 2021, the Company entered into investment agreements with Nanjing Animal Pharmaceutical. The Company provided Nanjing Animal Pharmaceutical one-year
loans amounting to RMB16 million carrying a simple interest of 8% per annum. Together with the loan, the Company was also entitled a conversion right to convert all or part of the loan
s
into 3.33% equity interest of Nanjing Animal Pharmaceutical during the loan term
s
. As of March 31, 2022 and 2023, RMB 2 million was unpaid and recorded in accrued liabilities and other current liabilities. The Company recognized the investment under available for sale debt securities. It was measured and recognized at fair value on a recurring basis with changes in fair value recorded in other comprehensive income/(loss). As of March 31, 2022 and 2023, based on the valuation results, the Company re-measured
the investment at fair value of RMB16.9 million and RMB18.0 million, respectively. For year ended March 31, 2022 and 2023, the unrealized securities holding gains (net of tax) of RMB0.71 million and RMB0.83 million was recorded as other comprehensive income/(loss), respectively.
Equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2022:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Listed company	1,292	—	(622)	670

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2023:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Listed company	1,292	—	(1,190)	102

In June 2021, the Company purchased 40,000 ordinary shares of Better Choice Company Inc. (“BTTR”), a company registered on NYSE American and engaging in selling pet products with a total cash consideration of US$200,000. The Company measured and recorded the investment at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. The change of fair value is reported in other gains, net.